Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The following table presents the condensed income statement by segment:

	Year Ended December 31, 2023
	General Bank	Commercial Bank	SVB Commercial	Rail	Corporate	Total BancShares
Net interest income (expense)	$2,580	$1,015	$1,647	$(143)	$1,613	$6,712
Provision for credit losses	77	517	65	—	716	1,375
Net interest income (expense) after provision for credit losses	2,503	498	1,582	(143)	897	5,337
Noninterest income	526	559	430	746	9,814	12,075
Noninterest expense	1,839	823	1,284	481	908	5,335
Income before income taxes	1,190	234	728	122	9,803	12,077
Income tax expense	319	69	184	32	7	611
Net income	$871	$165	$544	$90	$9,796	$11,466
Select Period End Balances
Total assets	$61,077	$31,826	$45,471	$8,199	$67,185	$213,758
Loans and leases	62,832	30,936	39,511	23	—	133,302
Operating lease equipment, net	—	780	—	7,966	—	8,746
Deposits	68,729	3,228	34,730	13	39,154	145,854
	Year Ended December 31, 2022
	General Bank	Commercial Bank	SVB Commercial	Rail	Corporate	Total BancShares
Net interest income (expense)	$1,830	$884	$—	$(80)	$312	$2,946
Provision for credit losses	11	121	—	—	513	645
Net interest income (expense) after provision for credit losses	1,819	763	—	(80)	(201)	2,301
Noninterest income	483	517	—	657	479	2,136
Noninterest expense	1,458	744	—	428	445	3,075
Income (loss) before income taxes	844	536	—	149	(167)	1,362
Income tax expense (benefit)	214	128	—	37	(115)	264
Net income (loss)	$630	$408	$—	$112	$(52)	$1,098
Select Period End Balances
Total assets	$45,804	$28,235	$—	$7,647	$27,612	$109,298
Loans and leases	43,212	27,491	—	78	—	70,781
Operating lease equipment, net	—	723	—	7,433	—	8,156
Deposits	67,894	3,219	—	15	18,280	89,408
	Year Ended December 31, 2021
	General Bank	Commercial Bank	SVB Commercial	Rail	Corporate	Total BancShares
Net interest income (expense)	$1,447	$17	$—	$—	$(74)	$1,390
Benefit for credit losses	(37)	—	—	—	—	(37)
Net interest income (expense) after provision for credit losses	1,484	17	—	—	(74)	1,427
Noninterest income	433	—	—	—	75	508
Noninterest expense	1,179	3	—	—	52	1,234
Income (loss) before income taxes	738	14	—	—	(51)	701
Income tax expense (benefit)	162	3	—	—	(11)	154
Net income (loss)	$576	$11	$—	$—	$(40)	$547
Select Period End Balances
Total assets	$33,848	$552	$—	$—	$23,909	$58,309
Loans and leases	31,820	552	—	—	—	32,372
Deposits	51,344	62	—	—	—	51,406